DERIVATIVE LIABILIT (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 07, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Risk-free interest rate				0.13%		0.13%
Expected volatility rate				180.00%		180.00%
Fair market value gain		$ 0	$ 61,350	$ 0	$ 60,650	$ 60,650	$ 4,150
Gain on loan extinguishment	$ 42,000	0	$ 297,711	86,739	$ 269,144	224,166	0
Convertible promissory note agreement [Member]
Fair market value gain				$ 60,650		60,650	4,150
Fair value of embeded derivative liability						0	60,650
Beneficial conversion feature recorded as discount						64,800	$ 64,800
Gain on loan extinguishment						$ 273,642
Convertible promissory note agreement [Member] | Minimum [Member]
Expected life				1 month		1 year
Convertible promissory note agreement [Member] | Maximum [Member]
Expected life				1 year		1 year
Convertible promissory note agreement [Member] | March 1, 2019 [Member]
Fair value of embeded derivative liability		28,000		$ 28,000		$ 28,000
Convertible promissory note agreement [Member] | 2019 [Member]
Amount borrowed under debt instrument from unrelated party		$ 70,000		$ 70,000		$ 70,000
Interest rate		10.00%		10.00%		10.00%
Conversion price, description						Convertible into the Company’s common shares at a variable conversion price based on a 50% discount of the market price at an undetermined future date.
Convertible promissory note agreement [Member] | May 3, 2019 [Member]
Fair value of embeded derivative liability		$ 28,100		$ 28,100		$ 28,100
Convertible promissory note agreement [Member] | October 26, 2019 [Member]
Fair value of embeded derivative liability		$ 8,700		$ 8,700		$ 8,700